General information about financial statements	9 Months Ended
Sep. 30, 2026
Company´s Operations [Abstract]
Disclosure of Company Operations
1 COMPANY’S OPERATIONS
Suzano S.A. (“Suzano”) and its subsidiaries (collectively the “Company”) is a public company with its headquarters in Brazil, at Professor Magalhães Neto Avenue, No. 1,752 - 10th floor, rooms 1010 and 1011, Pituba District, in the city of Salvador, State of Bahia, and its main business office in the city of São Paulo.
Suzano’s shares are traded on B3 S.A. (“Brasil, Bolsa, Balcão - “B3”), listed in the New Market under the ticker SUZB3, and its American Depositary Receipts (“ADRs”) in a ratio of 1 (one) per common share, Level II, are traded in the New York Stock Exchange (“NYSE”) under the ticker SUZ.
The Company has 37 industrial units, of which 13 are located in Brazil and 24 abroad, operating with a strategic presence in North America, Latin America, Europe, South Africa, Asia, and Oceania.
These units produce hardwood pulp from eucalyptus, coated paper, paperboard, uncoated paper and cut size paper, paper rolls and packages of sanitary paper (consumer goods - tissue) to serve the domestic and foreign markets.
The Company also has 06 technology centers, 04 located in Brazil, 01 in China and 01 in Israel focused on product development and industrial process improvement.
In addition, it has a global logistics structure that supports its commercial and export operations. In Brazil, the Company has 29 distribution centers and 04 ports, strategically located for the distribution of its products. Abroad, the structure consists of approximately 161 distribution centers and terminals, distributed across North America, Central America, South America, Europe, South Africa, Asia and Oceania.
The sale of pulp, paper, and consumer goods products in the international markets is carried out through sales by Suzano, and, primarily, through its subsidiaries and/or representation offices operating on a global scale.
The Company's corporate purpose also includes the cultivation of eucalyptus forests for its own use, operation of port terminals, and holding of interests, as a partner or shareholder, in other companies or enterprises, and the generation and commercialization of electricity produced in the pulp manufacturing process.
The Company is controlled by Suzano Holding S.A., through a voting agreement whereby it holds 48.85% of the common shares of its share capital (48.84% as of December 31, 2025).
This unaudited condensed consolidated interim financial information was authorized by the Board of Directors on November 5, 2026.
1.1 Equity interests
The Company holds equity interests in the following entities:

				% equity interest
Entity/Type of investment	Main activity	Country	Functional Currency	09/30/2026	12/31/2025
Consolidated
F&E Tecnologia do Brasil S.A. (Direct)	Biofuel production, except alcohol	Brazil	BRL	100.00%	100.00%
Fibria Celulose (USA) Inc. (Direct)	Business office	United States of America	BRL	100.00%	100.00%
Fibria Terminal de Celulose de Santos SPE S.A. (Direct)	Port operations	Brazil	BRL	100.00%	100.00%
FuturaGene Ltda. (Direct)	Biotechnology research and development	England	BRL	100.00%	100.00%
FuturaGene Delaware Inc. (Indirect)	Biotechnology research and development	United States of America	BRL	100.00%	100.00%
FuturaGene Israel Ltda. (Indirect)	Biotechnology research and development	Israel	BRL	100.00%	100.00%
FuturaGene Inc. (Indirect)	Biotechnology research and development	United States of America	BRL	100.00%	100.00%
Maxcel Empreendimentos e Participações S.A. (Direct)	Holding	Brazil	BRL	100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A. (Indirect)	Port operations	Brazil	BRL	100.00%	100.00%
Mucuri Energética S.A. (Direct)	Power generation and distribution	Brazil	BRL	100.00%	100.00%
Paineiras Logística e Transportes Ltda. (Direct)	Road freight transport	Brazil	BRL	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A. (Direct)	Port operations	Brazil	BRL	51.00%	51.00%
Projetos Especiais e Investimentos Ltda. (Direct)	Commercialization of equipment and parts	Brazil	BRL	100.00%	100.00%
SFBC Participações Ltda. (Direct)	Packaging production	Brazil	BRL	100.00%	100.00%
Suzano Argentina S.A.U (Direct)	Commercialization of paper and computer materials	Argentina	BRL	100.00%	100.00%
Suzano Austria GmbH. (Direct)	Business office	Austria	BRL	100.00%	100.00%
Suzano Canada Inc. (Direct)	Lignin research and development	Canada	BRL	100.00%	100.00%
Suzano Ecuador S.A.S. (Direct)	Business office	Ecuador	BRL	100.00%	100.00%
Suzano International Finance B.V. (Direct)	Financial fundraising	Netherlands	BRL	100.00%	100.00%
Suzano International Holding B.V. (Direct) (1)	Holding	Netherlands	EUR	100.00%	100.00%
FamPro Tissue Holdings B.V. (Arbex) (Indirect) (1)	Holding	Netherlands	EUR	51.00%
Kimberly-Clark Limited (Indirect) (1)	Industrialization and commercialization of tissue products	United Kingdom	GBP	51.00%
Kimberly-Clark Europe Limited (Indirect) (1)	Holding, industrialization and comercialization of tissue products	United Kingdom	EUR	51.00%
FamPro Tissue Finance Co Limited (Indirect) (1)	Financial fundraising	United Kingdom	EUR	51.00%
FamPro Tissue Argentina S.R.L. (Indirect) (1)	Commercialization of tissue	Argentina	ARS	51.00%
3-102-947126 S.R.L. (Indirect) (1)	Commercialization of tissue	Costa Rica	CRC	51.00%
3-102-946801 S.R.L. (Indirect) (1)	Commercialization of tissue products, business office	Costa Rica	CRC	51.00%
FamPro Tissue El Salvador Ltda. de C.V. (Indirect) (1)	Industrialization and commercialization of tissue products	El Salvador	USD	51.00%
IFP Guatemala, Comm of Prod Ltda. (Indirect) (1)	Commercialization of tissue products	Guatemala	GTQ	51.00%
FamPro Tissue Panama S. de R.L. (Indirect) (1)	Commercialization of tissue products	Panama	USD	51.00%
FamPro Tissue Peru S.R.L. (Indirect) (1)	Industrialization and commercialization of tissue products	Peru	PEN	51.00%
FamPro Tissue Chile SpA (Indirect) (1)	Commercialization of tissue products	Chile	CLP	51.00%
Colpapel Tissue S.A.S. (Indirect) (1)	Industrialization and commercialization of tissue products	Colombia	COP	51.00%
FamPro Tissue Ecuador CIA. LTDA. (Indirect) (1)	Commercialization of tissue products	Ecuador	USD	51.00%
FamPro Tissue Honduras S.deR.L.de C.V. (Indirect) (1)	Commercialization of tissue products	Honduras	HNL	51.00%
FamPro Tissue Austria GmbH (Indirect) (1)	Commercialization of tissue products	Austria	EUR	51.00%
FamPro Tissue Belgium B.V. (Indirect) (1)	Commercialization of tissue products	Belgium	EUR	51.00%
FamPro Tissue Czech Republic s.r.o. (Indirect) (1)	Commercialization of tissue products	Czechia	EUR	51.00%
Kimberly-Clark SAS (Indirect) (1)	Industrialization and commercialization of tissue products	France	EUR	51.00%
FamPro Tissue Germany GmbH (Indirect) (1)	Industrialization and commercialization of tissue products	Germany	EUR	51.00%
FamPro Tissue Israel (Indirect) (1)	Industrialization and commercialization of tissue products	Israel	ILS	51.00%
Kimberly-Clark S.R.L. (Indirect) (1)	Industrialization and commercialization of tissue products	Italy	EUR	51.00%
FamPro Tissue Netherlands B.V. (Indirect) (1)	Commercialization of tissue products	Netherlands	EUR	51.00%
FamPro Tissue Poland sp. z.o.o. (Indirect) (1)	Commercialization of tissue products, business office	Poland	PLN	51.00%

				% equity interest
Entity/Type of investment	Main activity	Country	Functional Currency	09/30/2026	12/31/2025
FamPro Tissue Portugal, Unipessoal Lda. (Indirect) (1)	Commercialization of tissue products	Portugal	EUR	51.00%
FamPro Tissue South Africa (Pty) Ltd. (Indirect) (1)	Industrialization and commercialization of tissue products	South Africa	ZAR	51.00%
FamPro Tissue Spain, S.L.U. (Indirect) (1)	Industrialization and commercialization of tissue products	Spain	EUR	51.00%
FamPro Tissue Switzerland GmbH (Indirect) (1)	Commercialization of tissue products	Switzerland	CHF	51.00%
Kimberly-Clark IFP ANZ Pty. Limited (Indirect) (1)	Industrialization and commercialization of tissue products	Australia	AUD	51.00%
SK IFP Singapore Pte. Ltd. (Indirect) (1)	Commercialization of tissue products	Singapore	SGD	51.00%
SK IFP (Hong Kong) Limited (Indirect) (1)	Commercialization of tissue products	Hong Kong	HKD	51.00%
FamPro Tissue Malaysia Sdn. Bhd. (Indirect) (1)	Industrialization and commercialization of tissue products	Malaysia	MYR	51.00%
JV FamPro Tissue Malaysia Sdn. Bhd. (Indirect) (1)	Commercialization of tissue products, business office	Malaysia	MYR	51.00%
SK (Shanghai) Paper Technology Co., Ltd. (Indirect) (1)	Commercialization of tissue products	China	CNY	51.00%
SK Corporation (Indirect) (1)	Industrialization and commercialization of tissue products	Taiwan	TWD	51.00%
KC Europe Ltd (Taiwan Branch) (Indirect) (1)	Commercialization of tissue products	Taiwan	TWD	51.00%
Taiwan Scott Paper Company (Indirect) (1)	Industrialization and commercialization of tissue products	Taiwan	TWD	51.00%
KC Hygiene Prod. Private Ltd. (Indirect) (1)	Commercialization of tissue products	India	INR	51.00%
P.T. Kimberly-Clark Indonesia (Indirect) (1)	Commercialization of tissue products	Indonesia	IDR	51.00%
FamPro Tissue Philippines Inc. (Indirect) (1)	Commercialization of tissue products	Philippines	PHP	51.00%
Kimberly – Clark Thailand Limited (Indirect) (1)	Industrialization and commercialization of tissue products	Thailand	THB	51.00%
KC Manufacturing (Thailand) Limited (Indirect) (1)	Industrialization and commercialization of tissue products	Thailand	THB	51.00%
SK (Shanghai) Paper Technology Co., Ltd. (Beijing Branch) (Indirect) (1)	Commercialization of tissue products	China	CNY	51.00%
SK (Shanghai) Paper Technology Co., Ltd. (Guangzhou Branch) (Indirect) (1)	Commercialization of tissue products	China	CNY	51.00%
SK (Shanghai) Paper Technology Co., Ltd. (Chengdu Branch) (Indirect) (1)	Commercialization of tissue products	China	CNY	51.00%
KC IFP ANZ Pty Ltd (New Zealand Branch) (Indirect) (1)	Commercialization of tissue products	New Zealand	NZD	51.00%
KC Europe Ltd (Puerto Rico Branch) (Indirect) (1)	Commercialization of tissue products	Puerto Rico	USD	51.00%
KC Europe Ltd (Dominican Republic branch) (Indirect) (1)	Commercialization of tissue products	Dominican Republic	DOP	51.00%
Arbex Brasil Ltda. (Indirect) (1)	Business office	Brazil	BRL	51.00%
Suzano International Trade GmbH. (Direct)	Business office	Austria	BRL	100.00%	100.00%
Suzano Packaging LLC (Indirect)	Production of coated and uncoated paperboard, used in the production of Liquid Packaging Board and Cupstock	United States of America	USD	100.00%	100.00%
Suzano Material Technology Development Ltd. (Direct)	Biotechnology research and development	China	BRL	100.00%	100.00%
Suzano Netherlands B.V. (Direct)	Financial fundraising	Netherlands	BRL	100.00%	100.00%
Suzano Operações Industriais e Florestais S.A. (Direct)	Industrialization, commercialization and exporting of pulp	Brazil	BRL	100.00%	100.00%
Suzano Pulp and Paper America Inc. (Direct)	Business office	United States of America	BRL	100.00%	100.00%
Suzano Pulp and Paper Europe S.A. (Direct)	Business office	Switzerland	BRL	100.00%	100.00%
Suzano Shanghai Ltda. (Direct)	Business office	China	BRL	100.00%	100.00%
Suzano Shanghai Trading Ltda. (Direct) (2)	Business office	China	BRL		100.00%
Suzano Singapura Pte. Ltda. (Direct)	Business office	Singapore	BRL	100.00%	100.00%
Suzano Trading International KFT(Direct)	Business office	Hungary	BRL	100.00%	100.00%
Suzano Ventures LLC (Direct)	Corporate venture capital	United States of America	BRL	100.00%	100.00%

Joint operation
Veracel Celulose S.A. (Direct)	Industrialization, commercialization and exporting of pulp	Brazil	BRL	50.00%	50.00%

Equity
Allotrope Energy Ltd (Indirect)	Research and development of battery technology based on carbon derived from lignin biomass	England	USD	19.72%	20.00%
Biomas Serviços Ambientais, Restauração e Carbono S.A. (Direct)	Restoration, conservation and preservation of forests	Brazil	BRL	16.66%	16.66%
Muçununga Serviços Ambientais, Restauração e Carbono Ltda. (Indirect)	Restoration, conservation and preservation of forests	Brazil	BRL	8.33%	8.33%
Ibema Companhia Brasileira de Papel (Direct)	Industrialization and commercialization of paperboard	Brazil	BRL	49.90%	49.90%

				% equity interest
Entity/Type of investment	Main activity	Country	Functional Currency	09/30/2026	12/31/2025
Simplifyber, Inc. (Indirect)	Production of consumer goods through the transformation of cellulose-based liquids	United States of America	USD	15.52%	14.20%
Spinnova Plc. (Direct) (“Spinnova”)	Research of sustainable raw materials for the textile industry	Finland	EUR	18.75%	18.76%
Woodspin Oy (Direct/Indirect) (“Woodspin”) (3)	Development and production of cellulose-based fibers, yarns and textile filaments	Finland	EUR	18.75%	18.76%
Spinnova Refining Oy (Indirect) (3)	Industrialization and commercialization of cellulose, microfiber cellulose and paper	Finland	EUR	18.75%	18.76%

Fair value through other comprehensive income
Bem Agro Integração e Desenvolvimento S.A. (Indirect)	Software solutions based on artificial intelligence and computer vision for agribusiness	Brazil	BRL	4.58%	5.82%
Celluforce Inc. (Direct)	Nanocrystalline pulp research and development	Canada	CAD	8.28%	8.28%
Lenzing Aktiengesellschaft (Indirect)	Production of wood-based cellulose fibers	Austria	EUR	15.00%	15.00%
Nfinite Nanotechnology Inc. (Indirect)	Research and development of smart nanocoatings	Canada	USD	5.40%	4.90%
(1)On July 1, 2026, the Company completed the acquisition of Arbex, as further detailed in Note 1.2.1. The other indirect entities listed subsequently, which came to present a 51% ownership interest in the quarter ended September 30, 2026, refer to the subsidiaries consolidated as a result of this transaction.
(2)On June 29, 2026, the Company completed the liquidation of Suzano Shanghai Trading Ltd.
(3)On October 3, 2025, the transaction with Spinnova Plc was completed, involving the transfer of the Company’s interest in Woodspin Oy and Suzano Finland Oy. Following the transaction, Suzano Finland Oy was renamed Spinnova Refining Oy, and Spinnova became the sole owner (100%) of both entities. The Company, in turn, retained an indirect interest in these companies.

1.2 Major events in the period
1.2.1 Acquisition of an interest in a global Consumer Goods (tissue) business
On July 1, 2026, following the satisfaction of the applicable conditions precedent and the receipt of the required approvals, the Company, through its wholly owned subsidiary Suzano International Holding B.V., completed the acquisition of 51% of the share capital of FamPro Tissue Holdings B.V. ("Arbex"), thereby obtaining exclusive control of the entity as of that date. The Company also acquired a call option (“Call Option”) over the remaining 49% interest held by Kimberly-Clark ("K-C"), which is exercisable at Suzano’s sole discretion from the third anniversary of the execution date of the agreement. The transaction is aligned with the Company’s strategy to expand its operations in the consumer goods segment and strengthen its presence in the global tissue market through the incorporation of complementary operations, brands, production capabilities and distribution channels.
The acquisition comprises K-C’s global consumer goods business related to the manufacturing, marketing, distribution and sale of tissue products in certain jurisdictions across the Americas, Europe, Asia, South Africa and Oceania, excluding North America. The transaction includes 22 production facilities located in 14 countries, as well as the transfer of certain regional brands and the royalty-free licensing of K-C’s global brands to Arbex in the regions covered by the transaction.
As a result of the acquisition, the Consumer Goods business became relevant in the context of the Company’s consolidated operations and has operating and economic characteristics that are distinct from those of the Company’s other businesses. Accordingly, considering its increased significance, the business began to be presented separately as a reportable operating segment. Additional information on the criteria used to identify, measure and reconcile the operating segments is presented in Note 5.
The total consideration paid in the transaction amounted to US$1,293 million (equivalent to R$6,717 million) as of the acquisition date.
Acquisition-related costs incurred in connection with the business combination totaled R$378,293 (R$295,867 in 2026 and R$82,426 in 2025) and were recognized as expenses in profit or loss for the respective periods under general and administrative expenses.
Arbex has been consolidated prospectively from July 1, 2026. During the three-month period ended September 30, 2026 , Arbex contributed R$4,212,359 to consolidated net revenue and a net loss of R$67,246, of which R$238,623 was attributable to the acquiree's net income for the quarter and R$(305,870) related to the amortization of the net fair value adjustments recognized in the purchase price allocation.
If the acquisition had occurred on January 1, 2026, the acquiree's pro forma contribution to the Company's consolidated results would have amounted to pro forma net revenue of R$12,676,116 and pro forma net income of R$160,754 for the nine-month period ended September 30, 2026. This unaudited pro forma financial information was derived from the simple aggregation of the acquiree's results and does not necessarily represent the results that would have been achieved had the acquisition occurred on January 1, 2026. For purposes of preparing this pro forma information, the amortization of the fair value adjustments arising from the business combination was considered only from July 1, 2026 onward.
The preliminary allocation of the fair values of the identifiable assets acquired and liabilities assumed as of the acquisition date, recognized in the purchase price allocation process and incorporated into Suzano's consolidated financial statements from the acquisition date, is presented below.

Acquisition-date fair value
Assets
Current
Cash and cash equivalents	2,068
Inventories	2,432
Trade accounts receivable	3,465
Total current assets	7,965

Non-current
Deferred taxes	852
Property, plant and equipment	12,411
Right of use	384
Intangible	2,852
Other assets	218
Goodwill	1,730
Total non-current assets	18,447
TOTAL ASSETS	26,412

Liabilities
Current
Trade accounts payable	3,564
Lease liabilities	104
Tax liabilities	114
Accrued employee compensation	360
Other liabilities	1,235
Total current liabilities	5,377

Non-current
Loans, financing and debentures	6,904
Lease liabilities	281
Employee-related obligations	125
Net deferred tax liabilities	1,886
Other liabilities	249
Total non-current liabilities	9,445
TOTAL LIABILITIES	14,822

SHAREHOLDERS’ EQUITY	11,590

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	26,412
The acquisition was accounted for as a business combination in accordance with IFRS 3. The preliminary allocation of the consideration transferred to the identifiable assets acquired and liabilities assumed is presented below:

(amounts expressed in millions of Brazilian reais)
Carrying amount of net assets	5,143

Fair value adjustments
Inventories (1)	286
Property, plant and equipment (2)	5,465
Trademarks and patents (3)	634
Deferred taxes, net (4)	(1,668)

Goodwill (5)	1,730

Fair value of net identifiable assets	11,590
Acquired interest (51%)	5,912
Non-controlling interest (49%)	5,678

Consideration transferred	6,717
Acquisition cost of the call option (6)	(805)
Total consideration transferred in the business combination	5,912
(1)Calculated considering the balance of finished goods based on selling price, net of selling expenses.
(2)Measured based on the analysis of market data from comparable transactions and on cost quantification, derived from the estimated replacement or reproduction cost of the assets.
(3)Other assets include trademark licensing, measured based on projected revenues from products under the valued brands, in accordance with the Relief from Royalty methodology.
(4)Represents the net deferred income tax and social contribution effect recognized on the temporary differences arising from the fair value adjustments to inventories, property, plant and equipment, and trademarks and patents identified in the acquisition.
(5)Goodwill arising from the acquisition is primarily attributable to the expected synergies from the business combination, Arbex's future profitability potential, and other economic benefits that do not individually meet the criteria for separate recognition as identifiable intangible assets. The non-controlling interest was measured at fair value as of the acquisition date. As a result of this accounting policy election, the goodwill recognized reflects the amount attributable to both the controlling and non-controlling shareholders of the acquiree.
(6)The Share Purchase Agreement includes a call option granting the Company the right, but not the obligation, to acquire the entire remaining 49% equity interest in Arbex held by Kimberly-Clark, subject to the contractual terms and conditions. The fair value of the option was estimated using a Monte Carlo simulation model, which considered prospective scenarios for the investee's value and projected EBITDA through the exercise date, as well as assumptions related to volatility, the risk-free rate and contractual adjustments applicable to the determination of the exercise price. The resulting amount was recognized as a separate component of the consideration transferred in the transaction.
The amounts assigned are preliminary and may be adjusted during the measurement period prescribed by the applicable standard, as the Company completes additional valuation procedures and obtains new information about facts and circumstances that existed as of the acquisition date.

1.2.2 Middle East Crisis
The Company continuously monitors the scenario of geopolitical instability in the Middle East and assesses its potential impacts on the macroeconomic environment, the markets in which it operates, and its operations.
The Company has employees and facilities in Israel and has been closely monitoring the local situation, adopting security measures and operational protocols in line with the guidance of the competent authorities.
As of the date these consolidated interim financial information were prepared, no material impacts have been identified on the supply of raw materials, logistics, or customer service. The main effects observed relate to increased volatility in energy and commodity costs, which have been managed through the Company’s customary risk mitigation mechanisms.
Based on the analyses conducted to date, Management considers that there is no evidence of material operational or financial impacts on the Company as of September 30, 2026; however, this assessment may be revised as the situation evolves.